ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,189,620	$ 182,317	¥ 581,281	¥ 853,740
Prepayments and other current assets	311,797	47,785	208,604
Total current assets	2,872,704	440,261	1,481,431
Investment in subsidiaries and VIEs	140	21	140
Total assets	3,026,489	463,829	1,610,293
Other non-current liabilities	3,736	573	5,936
Total liabilities	1,695,844	259,899	836,370
SHAREHOLDERS' (DEFICIT) EQUITY
Treasury shares (1,485,862 and 1,997,620 shares as of December 31 2019 and 2020)	(34,972)	(5,360)	(22,991)
Additional paid-in capital	2,669,279	409,085	2,606,486
Accumulated deficit	(2,339,868)	(358,600)	(1,883,335)
Accumulated other comprehensive income	62,911	9,642	76,441
Total shareholders' equity	357,405	54,775	776,656
Total liabilities, mezzanine equity and equity	3,026,489	463,829	1,610,293
Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	30	4	30
Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	25	4	25
Parent
Current assets:
Cash and cash equivalents	14,696	2,252	176,001
Prepayments and other current assets	355,942	54,552	608,918
Total current assets	370,638	56,804	784,919
Total assets	370,638	56,804	784,919
Other current liabilities	9,497	1,456	2,327
Other non-current liabilities	3,736	573	5,936
Total liabilities	13,233	2,029	8,263
SHAREHOLDERS' (DEFICIT) EQUITY
Treasury shares (1,485,862 and 1,997,620 shares as of December 31 2019 and 2020)	(34,972)	(5,360)	(22,991)
Additional paid-in capital	2,669,279	409,085	2,606,486
Accumulated deficit	(2,339,868)	(358,600)	(1,883,335)
Accumulated other comprehensive income	62,911	9,642	76,441
Total shareholders' equity	357,405	54,775	776,656
Total liabilities, mezzanine equity and equity	370,638	56,804	784,919
Parent | Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	30	4	30
Parent | Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, value	¥ 25	$ 4	¥ 25